Cover	Mar. 03, 2023
Document Information [Line Items]
Document Type	8-K/A
Document Period End Date	Mar. 03, 2023
Entity Registrant Name	INDIE SEMICONDUCTOR, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40481
Entity Tax Identification Number	88-1735159
Entity Address, Address Line One	32 Journey
Entity Address, City or Town	Aliso Viejo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92656
City Area Code	949
Local Phone Number	608-0854
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001841925
Amendment Flag	true
Amendment Description	On March 3, 2023, indie Semiconductor, Inc., a Delaware corporation (“indie”), filed a Current Report on Form 8−K (the“Initial Form 8-K”) to report, among other things, the completion of its the acquisition of GEO Semiconductor Inc., a Delaware corporation (“GEO”), pursuant to that certain Agreement and Plan of Merger, as amended (the “Merger Agreement”) by and among indie, GEO, Gonzaga Merger Sub Inc., a Delaware corporation and wholly owned subsidiary of indie (“Merger Sub”), and Shareholder Representative Services LLC, a Colorado limited liability company, solely in its capacity as the Securityholders’ Agent, whereby GEO merged with and into Merger Sub (the “Merger”), with GEO surviving as a wholly owned subsidiary of indie. This Amendment No. 1 (“Amendment No. 1”) to the Current Report on Form 8-K/A amends and supplements the Initial Form 8-K filed by the Company, and is being filed to provide the historical financial statements and the pro forma financial information required pursuant to Items 9.01(a) and 9.01(b) of Form 8-K, respectively. In accordance with the requirements of Items 9.01(a)(4) and 9.01(b)(2) of Form 8-K, this Amendment No. 1 is being filed within 71 calendar days of the date that the Initial Form 8-K was required to be filed with respect to the Merger. Except as indicated above and below, all other information in the Initial Form 8-K remains unchanged.
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	INDI
Security Exchange Name	NASDAQ
Warrants
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock for $11.50 per share
Trading Symbol	INDIW
Security Exchange Name	NASDAQ